Related Parties	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Related Parties
Related Parties

21. Related Parties

(a) The Company’s main related parties are as follows:

Key management personnel — refer to Note 17.

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members and American Physicians, LLC, shareholders from the Sponsor of EDOC.

(b) Transactions with related parties.

The following transactions occurred with related parties:

For the six months ended 31 December 2024 and the year ended 30 June 2024 a related party loan is owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, and interest rate charge is 6% per annum. to be repaid within 12 months after the year end, and the remaining principal shall be repaid more than 12 months after the year end.

For the six months ended 31 December 2024 and the year ended 30 June 2024 a related party loan is owed to Energreen Nutrition Australia Pty Ltd., which is controlled by Gary Seaton, and interest rate charge is 6% per annum and expected to be repaid in full within 12 months after the year end.

For the six months ended 31 December 2024 and the year ended 30 June 2024 the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

	Purchases of Seed for the Three Months Ended 31 December 2024	Purchases of Oils for the Three Months Ended 31 December 2024	Sales of Meals for the Three Months Ended 31 December 2024	Other Sales for the Three Months Ended 31 December 2024	Management Fee for the Three Months Ended 31 December 2024	Lease for the Three Months Ended 31 December 2024
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	227,580	-	1,850,156	217,909	93,000	2,605
Sunmania Pty Ltd.	-	-	-	10,647	-	21,000

	Purchases of Seed for the Six Months Ended 31 December 2024	Purchases of Oils for the Six Months Ended 31 December 2024	Sales of Meals for the Six Months Ended 31 December 2024	Other Sales for the Six Months Ended 31 December 2024	Management Fee for the Six Months Ended 31 December 2024	Lease for the Six Months Ended 31 December 2024
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	5,055,680	678,506	3,117,863	217,909	171,000	2,605
Soon Soon Oilmills Sdn Bhd.*	-	348,895	-	11,368	-	-
Sunmania Pty Ltd.	-	-	-	10,647	-	35,000

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

(a)	Loans to/from related parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 31 December 2024.

	Balance
	as of 31 December 2024
	Current	Non-current		Total
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	5,375,665	1,063,829		6,439,494
JSKS Enterprises Pty Ltd. Loan	1,005,987	3,932,742	(1)	4,938,729
CQ Oilseeds Pty Ltd. loan	-	59,371		59,371
Sunmania Pty Ltd loan	192,000	-		192,000
Total due to related parties	6,573,652	5,055,942		11,629,594
Due from JSKS (Note-3)	599,518	-		599,518

American Physicians LLC promissory note (2)	993,180	273,676		1,266,856

Energreen Nutrition Australia Pty Ltd. accounts payable (Note 7)	980,127	-		980,127
Trade receivable- Energreen Nutrition (Note- 3)	1,474,914	-		1,474,914
Trade receivable- Sunmania Pty Ltd (Note-3)	6,722	-		6,722

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total due to related parties	4,111,661	4,530,507	8,642,168

American Physicians LLC promissory note	968,216	273,676	1,241,892

Energreen Nutrition Australia Pty Ltd. accounts payable (Note 7)	589,166	-	589,166

(1)	Includes $1,178,982 of accrued interest.

(2)	Includes $24,964 of accrued interest.

Interest to Energreen Nutrition Australia Pty Ltd. was AUD$20,697 and AUD$35,328 for the six months ended 31 December 2024 and 2023, respectively.

Promissory Notes

On March 21, 2024, the Company issued two promissory notes in the principal amounts of USD$450,000 (the “First Promissory Note”) and USD$500,000 (the “Second Promissory Note”) to American Physicians, LLC.

The First Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The First Promissory Note principal and accrued interest are due and payable as follows:

(i) USD$112,500 plus any accrued but unpaid interest shall be paid on September 21, 2024;

(ii) USD$112,500 plus any accrued but unpaid interest shall be paid on December 21, 2024;

(iii) USD $112,500 plus any accrued but unpaid interest shall be paid on March 21, 2025;

(iv) USD$112,500 plus any accrued but unpaid interest shall be paid on June 21, 2025.

As of 31 December 2024, and 30 June 2024, there was AUD$690,184 (USD$450,000) and AUD$690,184 (USD$450,000) outstanding under the First Promissory Note, respectively.

The Second Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The Second Promissory Note principal and accrued interest are due and payable as follows:

(i) USD$165,000 plus any accrued but unpaid interest shall be paid on June 21, 2025;

(ii) USD$165,000 plus any accrued but unpaid interest shall be paid on September 21, 2025;

(iii) Remaining balance plus any accrued but unpaid interest shall be paid on December 21, 2025.

As of 31 December 2024, and 30 June 2024, there was AUD$526,744 (USD$343,437) and AUD$526,744 (USD$343,437) outstanding under the Second Promissory Note. As of June 30, 2023, there was nothing outstanding under the Second Promissory Note.

Accrued interest on the First Promissory Note and the Second Promissory Note was AUD$49,928 and AUD$24,964 as of 31 December 2024 and 30 June 2024, respectively.

The following table summarizes the promissory notes – related party as of 31 December 2024 and 30 June 2024:

	Unaudited 31 December 2024			30 June 2024
	AUD$			AUD$
	Current	Non-Current	Total	Current	Non-Current	Total

Promissory notes – related party	993,180	273,676	1,266,856	968,216	273,676	1,241,892

27 Related Parties

(a) The Company’s main related parties are as follows:

Key management personnel — refer to Note 19.

Associates — refer to Note 20.

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members and American Physicians, LLC, shareholders from the Sponsor of EDOC.

(b) Transactions with related parties

The following transactions occurred with related parties:

For the years ending June 30, 2024 and 2023 a related party loan is owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, and interest rate charge is 6% per annum. to be repaid within 12 months after the year end, and the remaining principal shall be repaid more than 12 months after the year end.

For the years ended June 30, 2024 and 2023 a related party loan is owed to Energreen Nutrition Australia Pty Ltd., which is controlled by Gary Seaton, and interest rate charge is 6% per annum and expected to be repaid in full within 12 months after the year end.

For the years ended June 30, 2024 and 2023, the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

	Purchases of Seed for the Year Ended 30 June 2024	Sales of Meals for the Year Ended 30 June 2024	Management Fee for the Year Ended 30 June 2024
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	12,651,382	4,838,204	312,000
Soon Soon Oilmills Sdn Bhd. *	-	2,234	-
Sunmania Pty Ltd.	104,000	-	-

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

	Purchases of Seed for the Year Ended 30 June 2023	Sales of Oil and Meals for the Year Ended 30 June 2023	Management Fee for the Year Ended 30 June 2023
	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	13,942,332	1,693,451	312,000
Good Earths Oils	-	3,390,714	-
Sunmania Pty Ltd.	104,000	-	-

(a) Loans to/from related parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current		Total
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	3,863,250	-		3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	(1)	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371		59,371
Sunmania Pty Ltd loan	152,000	40,000		192,000
Less: Origin Food loan receivable	(4,514)	-		(4,514)
Total due to related parties	4,111,661	4,530,507		8,642,168

American Physicians LLC promissory note (2)	968,216	273,676		1,241,892

Energreen Nutrition Australia Pty Ltd. accounts payable	589,166	-		589,166

(1)	Includes $1,164,860 of accrued interest.

(2)	Includes $24,964 of accrued interest.

	Balance
	as of 30 June 2023
	Current	Non-current		Total principal
	AUD$	AUD$		AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. loan	1,948,630	-		1,948,630
Good Earth Oils Pty Ltd. loan	200,000	-		200,000
JSKS Enterprises Pty Ltd. Loan	980,005	2,853,929	(1)	3,833,934
CQ Oilseeds Pty Ltd. loan	59,371	-		59,371
Sunmania Pty Ltd loan	-	20,000		20,000
Total due to related parties	3,188,006	2,873,929		6,061,935

Good Earth Oils Pty Ltd. accounts payable	525,000	-		525,000
Energreen Nutrition Australia Pty Ltd. accounts payable	4,411,423	-		4,411,423
Due from related parties
Good Earth Oils Pty Ltd. accounts receivable	1,226,945	-		1,226,945

(1)	Includes $1,004,319 of accrued interest.

Interest paid to Energreen Nutrition Australia Pty Ltd. was AUD$26,822 and AUD$82,916 for June 30, 2024 and 2023, respectively.

Promissory Notes

On March 21, 2024, the Company issued two promissory notes in the principal amounts of USD$450,000 (the “First Promissory Note”) and USD$500,000 (the “Second Promissory Note”) to American Physicians, LLC.

The First Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The First Promissory Note principal and accrued interest are due and payable as follows:

(i) USD$112,500 plus any accrued but unpaid interest shall be paid on September 21, 2024;

(ii) USD$112,500 plus any accrued but unpaid interest shall be paid on December 21, 2024;

(iii) USD $112,500 plus any accrued but unpaid interest shall be paid on March 21, 2025;

(iv) USD$112,500 plus any accrued but unpaid interest shall be paid on June 21, 2025.

As of June 30, 2024, there was AUD$690,184 (USD$450,000) outstanding under the First Promissory Note. As of June 30, 2023, there was nothing outstanding under the First Promissory Note.

The Second Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The Second Promissory Note principal and accrued interest are due and payable as follows:

(i) USD$165,000 plus any accrued but unpaid interest shall be paid on June 21, 2025;

(ii) USD$165,000 plus any accrued but unpaid interest shall be paid on September 21, 2025;

(iii) Remaining balance plus any accrued but unpaid interest shall be paid on December 21, 2025.

As of June 30, 2024, there was AUD$526,744 (USD$343,437) outstanding under the Second Promissory Note. As of June 30, 2023, there was nothing outstanding under the Second Promissory Note.

Accrued interest on the First Promissory Note and the Second Promissory Note was AUD$24,964 as of June 30, 2024.

(d) Superannuation contributions

	2024	2023
	AUD$	AUD$
Contributions to superannuation funds on behalf of employees	189,411	184,877